Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

January 31, 2021

	Shares/ Principal Amounts		Value

Corporate Bonds - 72.6%
Basic Materials - 0.9%
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A)		$28,000,000	$28,074,734
Communications - 3.6%
Alphabet, Inc., 0.4500%, 8/15/25		17,000,000	16,936,243
Amazon.com, Inc., 3.3000%, 12/5/21		1,896,000	1,934,523
Amazon.com, Inc., 2.5000%, 11/29/22		6,828,000	7,073,006
Amazon.com, Inc., 2.4000%, 2/22/23		4,100,000	4,270,288
Amazon.com, Inc., 0.8000%, 6/3/25		8,100,000	8,181,267
eBay, Inc., ICE LIBOR USD 3 Month + 0.8700%, 1.0815%, 1/30/23‡		7,733,000	7,823,022
eBay, Inc., 1.9000%, 3/11/25		9,600,000	10,007,685
Optus Finance Pty, Ltd., 4.0000%, 6/17/22	AUD	5,250,000	4,227,185
Optus Finance Pty, Ltd., 3.2500%, 8/23/22		4,500,000	3,605,179
Optus Finance Pty, Ltd., 3.2500%, 9/6/23		750,000	615,809
Optus Finance Pty, Ltd., 1.6000%, 7/1/25		250,000	197,859
SingTel Group Treasury Pte, Ltd., 4.5000%, 9/8/21		$2,841,000	2,907,053
TD Ameritrade Holding Corp., ICE LIBOR USD 3 Month + 0.4300%, 0.6350%, 11/1/21‡		7,430,000	7,448,468
Telstra Corp., Ltd., 3.2500%, 11/15/27		350,000	393,074
TWDC Enterprises 18 Corp., ICE LIBOR USD 3 Month + 0.3900%, 0.6205%, 3/4/22‡		2,490,000	2,500,056
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%, 1.2390%, 2/17/23‡	AUD	6,830,000	5,303,046
Verizon Communications, Inc., 3.5000%, 2/17/23		2,170,000	1,764,498
Verizon Communications, Inc., ICE LIBOR USD 3 Month + 1.1000%, 1.3210%, 5/15/25‡		$8,000,000	8,232,069
Verizon Communications, Inc., 0.8500%, 11/20/25		13,000,000	12,999,821
Walt Disney Co., 1.7500%, 8/30/24		3,300,000	3,434,738

			109,854,889
Consumer, Cyclical - 7.3%
7-Eleven, Inc., 0.6250%, 2/10/23 (144A)		3,300,000	3,304,385
American Honda Finance Corp., 2.2000%, 6/27/22		2,300,000	2,361,118
American Honda Finance Corp., 0.4000%, 10/21/22		2,380,000	2,383,562
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.3700%, 0.5759%, 5/10/23‡		1,000,000	1,002,557
American Honda Finance Corp., 0.8750%, 7/7/23		8,700,000	8,794,551
American Honda Finance Corp., 0.6500%, 9/8/23		6,900,000	6,948,406
American Honda Finance Corp., 0.5500%, 7/12/24		8,100,000	8,091,738
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.4500%, 0.6626%, 2/22/21 (144A)‡		4,018,000	4,019,080
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.5500%, 0.7701%, 5/4/21 (144A)‡		2,000,000	2,002,565
Daimler Finance North America LLC, 2.8500%, 1/6/22 (144A)		600,000	613,490
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.9000%, 1.1210%, 2/15/22 (144A)‡		3,450,000	3,475,806
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.8800%, 1.0926%, 2/22/22 (144A)‡		3,900,000	3,932,771
General Motors Co., ICE LIBOR USD 3 Month + 0.9000%, 1.1300%, 9/10/21‡		3,500,000	3,508,630
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.8500%, 1.0748%, 4/9/21‡		6,003,000	6,008,849
General Motors Financial Co., Inc., 3.2000%, 7/6/21		750,000	756,795
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 1.5500%, 1.7838%, 1/14/22‡		500,000	504,738
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.9900%, 1.2284%, 1/5/23‡		3,300,000	3,321,891
General Motors Financial Co., Inc., 1.7000%, 8/18/23		1,000,000	1,022,818
Home Depot, Inc, 2.7000%, 4/1/23		9,845,000	10,311,054
Home Depot, Inc., ICE LIBOR USD 3 Month + 0.3100%, 0.5354%, 3/1/22‡		3,900,000	3,914,443
Home Depot, Inc., 0.9000%, 3/15/28		11,125,000	11,064,153
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.8200%, 1.0395%, 3/12/21 (144A)‡		3,758,000	3,761,570
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 1.1740%, 7/8/21 (144A)‡		3,800,000	3,805,187
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 1.1740%, 7/8/21 ‡		250,000	250,341
Hyundai Capital America, 3.0000%, 6/20/22 (144A)		2,700,000	2,780,690
Hyundai Capital America, 3.2500%, 9/20/22 (144A)		1,088,000	1,131,837
Hyundai Capital America, 2.3750%, 2/10/23 (144A)		2,900,000	2,989,782
Hyundai Capital America, 1.2500%, 9/18/23 (144A)		5,670,000	5,727,459
Hyundai Capital America, 0.8000%, 1/8/24 (144A)		9,050,000	9,022,172
Hyundai Capital Services, Inc., 3.0000%, 3/6/22 (144A)		500,000	512,017

	Shares/ Principal Amounts		Value

Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 1.1480%, 3/8/24‡	AUD	$1,000,000	$777,811
McDonald's Corp., 3.0000%, 3/8/24		5,700,000	4,670,371
McDonald's Corp., 3.1250%, 3/4/25	CAD	17,080,000	14,493,231
Mercedes-Benz Australia/Pacific Pty, Ltd., 2.5000%, 3/20/22	AUD	6,870,000	5,383,142
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.6300%, 0.8686%, 9/21/21 (144A)‡		$3,500,000	3,498,974
Ralph Lauren Corp., 1.7000%, 6/15/22		5,000,000	5,085,673
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.2800%, 0.5045%, 4/13/21‡		2,000,000	2,001,161
Toyota Motor Credit Corp., 0.5000%, 8/14/23		10,500,000	10,539,512
Toyota Motor Credit Corp., 0.4500%, 1/11/24		12,250,000	12,269,792
Toyota Motor Credit Corp., 1.8000%, 2/13/25		7,000,000	7,305,871
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.9400%, 1.1536%, 11/12/21 (144A)‡		9,600,000	9,661,632
Volkswagen Group of America Finance LLC, 2.9000%, 5/13/22 (144A)		2,400,000	2,473,828
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A)		12,300,000	12,361,051
Walmart, Inc., ICE LIBOR USD 3 Month + 0.2300%, 0.4749%, 6/23/21‡		4,500,000	4,504,773
Walmart, Inc., 3.3000%, 4/22/24		4,287,000	4,658,817
Walmart, Inc., 2.8500%, 7/8/24		4,000,000	4,322,708

			221,332,802
Consumer, Non-cyclical - 6.2%
Boston Scientific Corp., 3.4500%, 3/1/24		3,200,000	3,462,269
Cardinal Health, Inc., ICE LIBOR USD 3 Month + 0.7700%, 0.9865%, 6/15/22‡		11,965,000	12,070,607
Cardinal Health, Inc., 3.0790%, 6/15/24		8,600,000	9,234,739
ConnectEast Finance Pty, Ltd., 4.2500%, 2/25/22	AUD	2,200,000	1,737,613
Constellation Brands, Inc., 2.7000%, 5/9/22		$2,550,000	2,616,842
Constellation Brands, Inc., 2.6500%, 11/7/22		4,600,000	4,768,539
Constellation Brands, Inc., 3.2000%, 2/15/23		3,500,000	3,685,547
CVS Health Corp., 2.1250%, 6/1/21		6,504,000	6,534,017
CVS Health Corp., 4.7500%, 12/1/22		5,300,000	5,654,116
CVS Health Corp., 3.3750%, 8/12/24		7,485,000	8,150,611
CVS Health Corp., 2.6250%, 8/15/24		3,690,000	3,941,704
Fonterra Co-operative Group, Ltd., 4.5000%, 6/30/21	AUD	2,200,000	1,717,028
General Mills, Inc., 3.2000%, 4/16/21		$8,780,000	8,833,792
Hershey Co., 0.9000%, 6/1/25		7,906,000	8,002,241
Johnson & Johnson, 0.5500%, 9/1/25		22,000,000	21,991,651
Lonsdale Finance Pty, Ltd., 2.4500%, 11/20/26	AUD	3,300,000	2,663,727
Mars, Inc., 2.7000%, 4/1/25 (144A)		$4,097,000	4,418,033
Molson Coors Beverage Co., 2.1000%, 7/15/21		8,700,000	8,748,094
Mondelez International Holdings Netherlands B.V., 2.0000%, 10/28/21 (144A)		2,677,000	2,706,732
Mondelez International, Inc., 0.6250%, 7/1/22		18,832,000	18,914,047
Mondelez International, Inc., 3.2500%, 3/7/25	CAD	4,100,000	3,488,843
Nestle Holdings, Inc., 0.3750%, 1/15/24 (144A)		$11,800,000	11,801,178
PayPal Holdings, Inc., 1.3500%, 6/1/23		19,869,000	20,264,228
Transurban Finance Co. Pty, Ltd., 3.3750%, 3/22/27 (144A)		210,000	234,382
Unilever Capital Corp., 0.3750%, 9/14/23		4,700,000	4,727,799
Utah Acquisition Sub, Inc., 3.1500%, 6/15/21		220,000	221,711
Woolworths Group, Ltd., 4.5500%, 4/12/21 (144A)		3,200,000	3,226,479
WSO Finance Pty, Ltd., 3.5000%, 7/14/23	AUD	1,400,000	1,131,813
WSO Finance Pty, Ltd., 4.5000%, 3/31/27		800,000	718,248
WSO Finance Pty, Ltd., 4.5000%, 9/30/27		5,000,000	4,533,456

			190,200,086
Diversified - 0.4%
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21		$400,000	403,100
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21 (144A)		1,100,000	1,108,525
CK Hutchison International 17 II, Ltd., 2.7500%, 3/29/23 (144A)		1,200,000	1,249,872
CK Hutchison International 17, Ltd., 2.8750%, 4/5/22		4,000,000	4,105,731
CK Hutchison International 19, Ltd., 3.2500%, 4/11/24 (144A)		5,700,000	6,110,514

			12,977,742
Energy - 1.3%
Chevron USA, Inc., ICE LIBOR USD 3 Month + 0.1100%, 0.3200%, 8/12/22‡		21,000,000	21,010,915

	Shares/ Principal Amounts		Value

Corporate Bonds - (continued)
Energy - (continued)
Harvest Operations Corp., 4.2000%, 6/1/23 (144A)		$2,700,000	$2,920,374
Sinopec Group Overseas Development 2018, Ltd., 3.7500%, 9/12/23 (144A)		5,000,000	5,350,871
Sinopec Group Overseas Development 2018, Ltd., 3.7500%, 9/12/23		600,000	642,105
Sinopec Group Overseas Development 2018, Ltd., 2.5000%, 8/8/24 (144A)		3,300,000	3,442,059
Sinopec Group Overseas Development 2018, Ltd., 2.5000%, 11/12/24 (144A)		2,100,000	2,202,392
Sinopec Group Overseas Development 2018, Ltd., 1.4500%, 1/8/26 (144A)		5,500,000	5,529,370

			41,098,086
Financial - 39.9%
AAI, Ltd., 90 Day Australian Bank Bill Rate + 3.2000%, 3.2188%, 10/6/42‡	AUD	7,170,000	5,630,603
Agricultural Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 0.8700%, 0.8900%, 9/26/22‡		530,000	408,774
American Express Co., ICE LIBOR USD 3 Month + 0.5250%, 0.7470%, 5/17/21‡		$5,125,000	5,130,330
American Express Co., ICE LIBOR USD 3 Month + 0.6200%, 0.8440%, 5/20/22‡		11,700,000	11,775,231
American Express Co., 2.7500%, 5/20/22		3,300,000	3,397,635
American Express Co., ICE LIBOR USD 3 Month + 0.6100%, 0.8150%, 8/1/22‡		2,150,000	2,163,032
American Express Co., 2.5000%, 7/30/24		2,400,000	2,553,294
AMP Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.3500%, 1.3700%, 5/24/21‡	AUD	7,350,000	5,649,270
ANZ New Zealand Int'l, Ltd., ICE LIBOR USD 3 Month + 1.0100%, 1.2285%, 7/28/21 (144A)‡		$1,725,000	1,733,260
ANZ New Zealand Int'l, Ltd., 3.4000%, 3/19/24 (144A)		1,000,000	1,088,173
ASB Bank, Ltd., ICE LIBOR USD 3 Month + 0.9700%, 1.1895%, 6/14/23 (144A)‡		5,810,000	5,903,324
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 0.6820%, 5/17/21 (144A)‡		6,600,000	6,609,052
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 0.6820%, 5/17/21‡		750,000	751,029
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.8700%, 1.0826%, 11/23/21 (144A)‡		500,000	503,217
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 0.8800%, 0.9010%, 2/8/22‡	AUD	1,200,000	927,808
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 1.0191%, 3/7/22‡		3,000,000	2,323,517
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 0.7930%, 11/9/22 (144A)‡		$7,535,000	7,598,584
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 0.7026%, 11/21/22 (144A)‡		250,000	251,692
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 2.7000%, 2.7190%, 5/17/26‡	AUD	4,622,000	3,566,896
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 1.8500%, 4.7500%, 5/13/27‡		3,170,000	2,531,525
Australia & New Zealand Banking Group, Ltd., US Treasury Yield Curve Rate + 1.2880%, 2.9500%, 7/22/30 (144A)‡		$23,781,000	25,091,935
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A)		12,200,000	12,100,040
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.5500%, 1.5720%, 8/5/21‡	AUD	2,100,000	1,621,204
Bank of America Corp., ICE LIBOR USD 3 Month + 0.6500%, 0.9010%, 6/25/22‡		$5,600,000	5,613,000
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1800%, 1.4036%, 10/21/22‡		4,800,000	4,836,760
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1600%, 1.3840%, 1/20/23‡		4,635,000	4,680,724
Bank of America Corp., ICE LIBOR USD 3 Month + 1.4600%, 1.4860%, 5/19/24‡		14,600,000	14,924,418
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9600%, 1.1778%, 7/23/24‡		7,400,000	7,512,642
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25‡		2,800,000	3,038,997
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9100%, 0.9810%, 9/25/25‡		18,000,000	18,148,562
Bank of China, Ltd., ICE LIBOR USD 3 Month + 0.7300%, 0.9554%, 6/7/21‡		310,000	310,040
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 1.2400%, 4/20/22‡	AUD	800,000	619,857
Bank of China, Ltd., ICE LIBOR USD 3 Month + 0.8800%, 1.1048%, 7/11/22‡		$400,000	400,762
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4600%, 0.6845%, 4/13/21‡		2,000,000	2,001,703
Bank of Montreal, 2.9000%, 3/26/22		3,270,000	3,369,853
Bank of Montreal, ICE LIBOR USD 3 Month + 0.6300%, 0.8506%, 9/11/22‡		500,000	504,569
Bank of Montreal, 2.0500%, 11/1/22		185,000	190,786
Bank of Montreal, ICE LIBOR USD 3 Month + 0.3500%, 0.4096%, 12/8/23‡		21,000,000	21,032,449
Bank of Montreal, 1.8500%, 5/1/25		8,100,000	8,462,055
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.4400%, 0.6640%, 4/20/21‡		2,500,000	2,502,069

	Shares/ Principal Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6400%, 0.8654%, 3/7/22‡		$500,000	$503,276
Bank of Nova Scotia, 2.7000%, 3/7/22		500,000	513,958
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6200%, 0.8586%, 9/19/22‡		5,000,000	5,042,477
Bank of Nova Scotia, 1.3000%, 6/11/25		8,000,000	8,163,448
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 1.0400%, 11/16/21‡	AUD	1,500,000	1,158,311
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 3.4000%, 3.4216%, 5/10/26‡		13,960,000	10,778,197
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.8500%, 1.8700%, 5/1/28‡		6,500,000	5,010,122
Barclays PLC, ICE LIBOR USD 3 Month + 1.4300%, 1.6510%, 2/15/23‡		$14,700,000	14,860,803
Barclays PLC, US Treasury Yield Curve Rate + 0.0800%, 1.0070%, 12/10/24‡		8,000,000	8,031,110
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.4600%, 1.4700%, 4/20/21‡	AUD	2,200,000	1,692,684
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0100%, 1.0219%, 1/19/22‡		6,200,000	4,793,464
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0500%, 1.0603%, 1/25/23‡		1,500,000	1,167,422
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.8000%, 2.8200%, 12/9/26‡		11,400,000	8,862,807
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.4500%, 2.4700%, 11/30/28‡		8,800,000	6,905,425
BNZ International Funding, Ltd., ICE LIBOR USD 3 Month + 0.9800%, 1.1995%, 9/14/21 (144A)‡		$1,200,000	1,207,082
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.3150%, 0.5294%, 2/2/21‡		3,100,000	3,100,000
Canadian Imperial Bank of Commerce, 0.9500%, 6/23/23		8,050,000	8,153,193
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.6600%, 0.8795%, 9/13/23‡		2,240,000	2,268,653
Capital One Financial Corp., ICE LIBOR USD 3 Month + 0.7200%, 0.9315%, 1/30/23‡		7,600,000	7,648,838
Capital One Financial Corp., 2.6000%, 5/11/23		2,600,000	2,716,217
Capital One NA, 2.1500%, 9/6/22		2,000,000	2,054,553
Capital One NA, ICE LIBOR USD 3 Month + 1.1500%, 1.3615%, 1/30/23‡		2,675,000	2,695,051
Cboe Global Markets, Inc., 3.6500%, 1/12/27		350,000	399,302
Citibank NA, ICE LIBOR USD 3 Month + 0.5300%, 0.7610%, 2/19/22‡		5,000,000	5,002,120
Citibank NA, 90 Day Australian Bank Bill Rate + 0.7500%, 0.7700%, 5/20/22‡	AUD	16,500,000	12,726,634
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.3800%, 1.6201%, 3/30/21‡		$100,000	100,207
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.5500%, 1.5789%, 5/4/21‡	AUD	9,165,000	7,054,743
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.9600%, 1.1778%, 4/25/22‡		$850,000	858,525
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.8670%, 2.3120%, 11/4/22‡		8,550,000	8,669,459
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.7220%, 3.1420%, 1/24/23‡		2,000,000	2,052,821
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.7650%, 1.1220%, 1/28/27‡		23,300,000	23,293,315
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 1.0554%, 9/6/21 (144A)‡		1,350,000	1,356,453
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 1.0554%, 9/6/21‡		2,400,000	2,411,472
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 0.9300%, 3/10/22 (144A)‡		850,000	855,950
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 0.9300%, 3/10/22‡		350,000	352,450
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.6800%, 0.9164%, 9/18/22 (144A)‡		1,200,000	1,210,841
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 0.9193%, 3/16/23 (144A)‡		3,000,000	3,035,565
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8200%, 1.0505%, 6/4/24 (144A)‡		6,100,000	6,217,271
Commonwealth Bank of Australia, 3.3500%, 6/4/24		7,164,000	7,836,282
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.6500%, 2.6700%, 6/3/26‡	AUD	13,100,000	10,116,137
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26‡		$13,220,000	13,422,398
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4300%, 0.6453%, 4/26/21‡		2,500,000	2,502,208
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8300%, 1.0548%, 1/10/22‡		3,300,000	3,325,377
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4800%, 0.7048%, 1/10/23‡		1,800,000	1,812,449

	Shares/ Principal Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8600%, 1.1110%, 9/26/23 (144A)‡		$3,000,000	$3,046,110
Cooperatieve Rabobank UA, 0.3750%, 1/12/24		12,200,000	12,207,997
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A)		1,000,000	1,065,708
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate + 1.0000%, 1.3390%, 6/24/26 (144A)‡		5,400,000	5,488,932
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.2500%, 1.2691%, 9/6/21‡	AUD	1,200,000	926,077
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 1.2466%, 3/4/22‡		2,600,000	2,014,463
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21‡		$1,575,000	1,590,750
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21‡		225,000	227,250
DBS Group Holdings, Ltd., 2.8500%, 4/16/22 (144A)		3,300,000	3,392,268
DBS Group Holdings, Ltd., 90 Day Australian Bank Bill Rate + 1.5800%, 1.5941%, 3/16/28‡	AUD	21,120,000	16,302,255
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 1.5900%, 4.5200%, 12/11/28 (144A)‡		$3,600,000	3,932,568
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 1.5900%, 4.5200%, 12/11/28‡		3,000,000	3,277,140
DEXUS Finance Pty, Ltd., 4.2000%, 11/9/22	AUD	2,200,000	1,786,089
Dexus Wholesale Property Fund, 4.7500%, 6/16/25		2,400,000	2,089,199
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26		$3,289,000	3,590,963
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26 (144A)		3,290,000	3,592,055
General Property Trust, 3.6725%, 9/19/24	AUD	2,200,000	1,831,462
General Property Trust, 3.5910%, 11/7/23		700,000	572,986
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.7700%, 1.9765%, 2/25/21‡		$4,205,000	4,209,785
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.3600%, 1.5778%, 4/23/21‡		2,000,000	2,003,584
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.3700%, 1.3880%, 9/8/21‡	AUD	890,000	686,983
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.1100%, 1.3253%, 4/26/22‡		$8,200,000	8,220,013
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 0.9915%, 10/31/22‡		3,400,000	3,415,868
Goldman Sachs Group, Inc., 0.4810%, 1/27/23		6,250,000	6,251,439
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.7500%, 0.9626%, 2/23/23‡		17,082,000	17,259,670
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.0500%, 1.2754%, 6/5/23‡		1,550,000	1,565,619
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.5380%, 0.6270%, 11/17/23‡		15,350,000	15,368,750
Goldman Sachs Group, Inc., 3.5000%, 4/1/25		6,500,000	7,175,136
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25‡		2,475,000	2,694,658
GPT Wholesale Office Fund No. 1, 4.0000%, 5/18/22	AUD	1,900,000	1,495,154
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24		5,600,000	4,626,131
Heritage Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8200%, 0.8400%, 8/12/22‡		3,780,000	2,916,979
Horse Gallop Finance, Ltd., ICE LIBOR USD 3 Month + 1.1800%, 1.4310%, 6/28/21‡		$7,587,000	7,586,127
ICBCIL Finance Co., Ltd., 3.6500%, 3/5/22		500,000	513,235
Industrial & Commercial Bank of China, Ltd., ICE LIBOR USD 3 Month + 0.7300%, 0.9495%, 6/14/21‡		6,400,000	6,401,523
Insurance Australia Group, Ltd., 90 Day Australian Bank Bill Rate + 2.4500%, 2.4682%, 12/15/36‡	AUD	6,950,000	5,384,945
Insurance Australia Group, Ltd., 90 Day Australian Bank Bill Rate + 2.1000%, 2.1182%, 6/15/44‡		14,800,000	11,384,843
Insurance Australia Group, Ltd., 90 Day Australian Bank Bill Rate + 2.3500%, 2.3682%, 6/15/45‡		6,730,000	5,219,445
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.4800%, 1.7054%, 3/1/21‡		$175,000	175,121
JPMorgan Chase & Co., 2.7500%, 2/1/23	EUR	2,000,000	2,577,333
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6950%, 3.2070%, 4/1/23‡		$3,900,000	4,026,872
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.9000%, 1.1178%, 4/25/23‡		4,550,000	4,593,834
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.2300%, 1.4478%, 10/24/23‡		950,000	967,638
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.7300%, 0.9478%, 4/23/24‡		2,649,000	2,677,641
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.4550%, 1.5140%, 6/1/24‡		13,500,000	13,816,674
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6000%, 0.6530%, 9/16/24‡		6,400,000	6,435,749
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.8000%, 1.0450%, 11/19/26‡		21,000,000	21,045,111
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6950%, 1.0400%, 2/4/27‡		20,000,000	19,988,506
Liberty Financial Pty, Ltd., 5.1000%, 4/9/21	AUD	5,210,000	4,021,719
Liberty Financial Pty, Ltd., 90 Day Australian Bank Bill Rate + 3.2500%, 3.2691%, 3/7/22‡		2,300,000	1,782,729
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.3000%, 1.3138%, 3/20/23‡		3,000,000	2,317,212
Lloyds Banking Group PLC, 3.6500%, 3/20/23		1,500,000	1,215,667
Lloyds Banking Group PLC, US Treasury Yield Curve Rate + 1.1000%, 1.3260%, 6/15/23‡		$9,300,000	9,401,761

	Shares/ Principal Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 0.8100%, 2.9070%, 11/7/23‡		$3,400,000	$3,540,367
Lloyds Banking Group PLC, 3.9000%, 11/23/23	AUD	250,000	206,586
Lloyds Banking Group PLC, 3.9000%, 3/12/24		$4,880,000	5,360,973
Macquarie Bank, Ltd., 2.3000%, 1/22/25 (144A)		11,500,000	12,178,789
Macquarie Group, Ltd., 90 Day Australian Bank Bill Rate + 1.1500%, 1.1682%, 12/15/22‡	AUD	500,000	384,863
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.0200%, 1.2444%, 11/28/23 (144A)‡		$6,949,000	7,003,480
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.0230%, 3.1890%, 11/28/23 (144A)‡		9,300,000	9,719,224
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.3500%, 1.6010%, 3/27/24‡		7,302,000	7,429,806
Marsh & McLennan Cos., Inc., 2.7500%, 1/30/22		4,751,000	4,858,130
Members Equity Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.2700%, 1.2800%, 4/16/21‡	AUD	1,600,000	1,229,955
Members Equity Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.9800%, 0.9900%, 7/18/22‡		200,000	154,629
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate + 0.6800%, 0.8480%, 9/15/24‡		$8,600,000	8,664,563
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.9400%, 1.1644%, 2/28/22‡		2,844,000	2,869,677
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8800%, 1.1006%, 9/11/22‡		13,615,000	13,764,566
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.9900%, 1.2410%, 7/10/24‡		6,700,000	6,807,567
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.6100%, 0.8490%, 9/8/24‡		6,700,000	6,743,099
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 1.6236%, 4/21/21‡		4,175,000	4,186,767
Morgan Stanley, 5.0000%, 9/30/21	AUD	200,000	158,065
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8300%, 0.8860%, 6/10/22‡		$5,260,000	5,271,277
Morgan Stanley, ICE LIBOR USD 3 Month + 0.9300%, 1.1524%, 7/22/22‡		5,000,000	5,019,079
Morgan Stanley, ICE LIBOR USD 3 Month + 0.7000%, 0.7315%, 1/20/23‡		19,849,000	19,929,402
Morgan Stanley, CDOR USD 3 Month + 0.30000%, 0.7900%, 2/3/23‡	CAD	8,150,000	6,393,359
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 1.6178%, 10/24/23‡		$10,005,000	10,206,730
Morgan Stanley, ICE LIBOR USD 3 Month + 0.4660%, 0.5600%, 11/10/23‡		5,000,000	5,003,841
Morgan Stanley, ICE LIBOR USD 3 Month + 0.4550%, 0.5290%, 1/25/24‡		7,200,000	7,199,247
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡		3,500,000	3,745,467
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 0.8186%, 9/20/21 (144A)‡		5,500,000	5,517,875
National Australia Bank, Ltd., 3.3750%, 9/20/21		2,750,000	2,802,030
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.7100%, 0.9301%, 11/4/21 (144A)‡		7,200,000	7,238,665
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.7200%, 0.9326%, 5/22/22 (144A)‡		6,000,000	6,047,450
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8000%, 0.8216%, 2/10/23‡	AUD	2,000,000	1,554,322
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.4000%, 2.4138%, 9/21/26‡		23,216,000	18,003,715
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.1500%, 2.1690%, 5/17/29‡		600,000	471,096
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.7000%, 1.7200%, 11/18/30‡		16,000,000	12,329,732
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.0200%, 2.0400%, 11/18/31‡		300,000	234,935
Newcastle Permanent Building Society, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 1.1200%, 2/26/21‡		1,000,000	767,678
Nordea Bank Abp, 1.0000%, 6/9/23 (144A)		$6,500,000	6,605,856
Nordea Bank Abp, ICE LIBOR USD 3 Month + 0.9400%, 1.1644%, 8/30/23 (144A)‡		5,700,000	5,769,876
Nordea Bank Abp, 0.7500%, 8/28/25 (144A)		9,000,000	8,991,722
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24 (144A)		616,000	674,594
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24		2,930,000	3,208,702
QIC Finance Shopping Center Fund Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2700%, 1.2900%, 8/15/25‡	AUD	2,620,000	1,967,345
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.7300%, 0.9350%, 2/1/22‡		$620,000	624,591
Royal Bank of Canada, 2.8000%, 4/29/22		1,200,000	1,237,683
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.3600%, 0.5834%, 1/17/23‡		11,920,000	11,968,069
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.6600%, 0.8984%, 10/5/23‡		6,995,000	7,080,705
Royal Bank of Canada, 0.5000%, 10/26/23		5,500,000	5,517,625
Royal Bank of Canada, 0.4250%, 1/19/24		9,600,000	9,597,564

	Shares/ Principal Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Scentre Group Trust 1, 4.5000%, 9/8/21	AUD	$10,500,000	$8,166,913
Shinhan Bank Co., Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 1.1142%, 3/17/21‡		5,620,000	4,316,482
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24		4,600,000	3,830,699
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 1.1400%, 1.3634%, 10/19/21‡		$2,070,000	2,085,832
Sumitomo Mitsui Financial Group, Inc., 90 Day Australian Bank Bill Rate + 1.2700%, 1.2900%, 3/29/22‡	AUD	1,136,000	878,500
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 1.0044%, 7/12/22‡		$1,200,000	1,211,180
Sumitomo Mitsui Financial Group, Inc., 2.7840%, 7/12/22		420,000	434,742
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%, 0.9634%, 10/18/22‡		1,000,000	1,011,132
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%, 0.9634%, 1/17/23‡		5,000,000	5,041,873
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8600%, 1.0834%, 7/19/23‡		5,900,000	5,975,085
Sumitomo Mitsui Financial Group, Inc., 0.5080%, 1/12/24		4,000,000	4,008,640
Sumitomo Mitsui Financial Group, Inc., 2.6960%, 7/16/24		1,200,000	1,282,760
Sumitomo Mitsui Financial Group, Inc., 90 Day Australian Bank Bill Rate + 1.2500%, 1.2600%, 10/16/24‡	AUD	500,000	390,334
Sumitomo Mitsui Trust Bank, Ltd., 0.8000%, 9/12/23 (144A)		$4,800,000	4,844,583
Suncorp Group, Ltd., 90 Day Australian Bank Bill Rate + 2.1500%, 2.1691%, 12/5/28‡	AUD	15,260,000	11,879,875
Suncorp-Metway, Ltd., 3.3000%, 4/15/24 (144A)		$9,920,000	10,802,108
Teachers Mutual Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.3700%, 1.3800%, 7/2/21‡	AUD	1,470,000	1,132,951
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.5300%, 0.7554%, 12/1/22‡		$4,950,000	4,988,760
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.4800%, 0.5103%, 1/27/23‡		10,755,000	10,815,335
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.6400%, 0.8634%, 7/19/23‡		5,000,000	5,072,659
Toronto-Dominion Bank, 0.4500%, 9/11/23		1,900,000	1,905,358
Toronto-Dominion Bank, 1.1500%, 6/12/25		7,200,000	7,320,213
United Overseas Bank, Ltd., ICE LIBOR USD 3 Month + 0.4800%, 0.6978%, 4/23/21 (144A)‡		2,500,000	2,501,568
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.6540%, 2.8800%, 3/8/27‡		3,095,000	3,149,534
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.6540%, 2.8800%, 3/8/27‡		2,050,000	2,083,805
United Overseas Bank, Ltd., US Treasury Yield Curve Rate + 1.5000%, 3.7500%, 4/15/29 (144A)‡		3,100,000	3,335,906
Vicinity Centres Trust, 3.5000%, 4/26/24	AUD	4,210,000	3,422,769
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.3200%, 1.3309%, 7/27/21‡		2,197,000	1,693,654
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.9300%, 1.1436%, 2/11/22‡		$1,083,000	1,083,227
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 1.1109%, 4/27/22‡	AUD	4,000,000	3,090,817
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.1100%, 1.3278%, 1/24/23‡		$1,950,000	1,967,393
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.6000%, 1.6540%, 6/2/24‡		23,400,000	23,981,298
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26‡		9,020,000	9,418,323
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 1.0748%, 1/11/22‡		550,000	554,184
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.1100%, 1.1310%, 2/7/22‡	AUD	2,000,000	1,549,921
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7100%, 0.9610%, 6/28/22‡		$750,000	756,813
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5700%, 0.7948%, 1/11/23‡		3,600,000	3,629,929
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.3900%, 0.6145%, 1/13/23‡		10,150,000	10,203,082
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7200%, 0.9410%, 5/15/23‡		2,244,000	2,275,816
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%, 0.9700%, 11/16/23‡	AUD	14,000,000	10,968,480
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7700%, 1.0030%, 2/26/24‡		$4,950,000	5,030,757
Westpac Banking Corp., 2.3500%, 2/19/25		950,000	1,014,473
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 3.1000%, 3.1200%, 3/10/26‡	AUD	6,600,000	5,075,834
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9500%, 4.5000%, 3/11/27‡		1,648,000	1,306,795
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.4000%, 1.4200%, 2/16/28‡		6,100,000	4,687,287
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8000%, 1.8114%, 6/22/28‡		15,800,000	12,260,161
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8300%, 4.3340%, 8/16/29‡		13,322,000	11,080,713
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%, 1.9984%, 8/27/29‡		4,400,000	3,440,385
Westpac Banking Corp., US Treasury Yield Curve Rate + 1.3500%, 2.8940%, 2/4/30‡		$5,750,000	6,036,190

			1,214,991,933

	Shares/ Principal Amounts		Value

Corporate Bonds - (continued)
Government - 0.1%
Inter-American Development Bank, 5.5000%, 8/23/21	INR	$257,500,000	$3,533,919
Industrial - 3.6%
Australia Pacific Airports Melbourne Pty, Ltd., 3.7500%, 11/4/26	AUD	100,000	83,790
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2300%, 0.4465%, 3/15/21‡		$1,500,000	1,500,476
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2000%, 0.4136%, 11/12/21‡		9,250,000	9,262,862
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5900%, 0.8154%, 6/6/22‡		2,400,000	2,416,961
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5100%, 0.7310%, 5/15/23‡		1,900,000	1,914,147
Caterpillar Financial Services Corp., 0.6500%, 7/7/23		4,600,000	4,634,610
Caterpillar Financial Services Corp., 2.1500%, 11/8/24		2,150,000	2,277,334
Caterpillar Financial Services Corp., 0.8000%, 11/13/25		13,400,000	13,430,266
Downer Group Finance Pty, Ltd., 4.5000%, 3/11/22	AUD	2,480,000	1,956,539
John Deere Capital Corp., 0.5500%, 7/5/22		$8,800,000	8,841,194
John Deere Capital Corp., 0.4000%, 10/10/23		75,000	75,176
John Deere Capital Corp., 0.7000%, 1/15/26		6,000,000	5,986,826
New Terminal Financing Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.4500%, 1.4632%, 7/12/24‡	AUD	8,200,000	6,162,353
Northrop Grumman Corp., 3.5000%, 3/15/21		$5,450,000	5,471,511
Perth Airport Pty, Ltd., 5.5000%, 3/25/21	AUD	12,142,000	9,379,929
QPH Finance Co. Pty, Ltd., 5.0000%, 7/7/21		5,310,000	4,152,996
QPH Finance Co. Pty, Ltd., 3.7500%, 6/7/23		500,000	404,581
Sydney Airport Finance Co. Pty, Ltd., 5.1250%, 2/22/21 (144A)		$1,150,000	1,152,946
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23		1,230,000	1,308,080
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23 (144A)		900,000	957,132
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25 (144A)		1,500,000	1,622,791
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25		2,370,000	2,564,010
Sydney Airport Finance Co. Pty, Ltd., 3.6250%, 4/28/26 (144A)		14,400,000	15,912,944
Trimble, Inc., 4.1500%, 6/15/23		4,000,000	4,291,613
Vulcan Materials Co., ICE LIBOR USD 3 Month + 0.6500%, 0.8754%, 3/1/21‡		2,600,000	2,600,806

			108,361,873
Technology - 4.3%
Apple, Inc., 1.5500%, 8/4/21		1,100,000	1,106,567
Apple, Inc., 2.1000%, 9/12/22		1,400,000	1,440,800
Apple, Inc., 2.4000%, 1/13/23		5,100,000	5,306,897
Apple, Inc., 0.7500%, 5/11/23		3,600,000	3,646,099
Apple, Inc., 1.8000%, 9/11/24		6,900,000	7,239,932
Apple, Inc., 0.5500%, 8/20/25		3,600,000	3,592,707
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.6250%, 1/15/24		10,150,000	10,973,030
Broadcom, Inc., 4.7000%, 4/15/25		2,300,000	2,625,409
Broadcom, Inc., 1.9500%, 2/15/28 (144A)		14,350,000	14,400,290
Fiserv, Inc., 3.8000%, 10/1/23		14,945,000	16,205,957
Hewlett Packard Enterprise Co., 4.4000%, 10/15/22		2,000,000	2,118,155
Hewlett Packard Enterprise Co., 1.4500%, 4/1/24		21,800,000	22,322,661
International Business Machines Corp., ICE LIBOR USD 3 Month + 0.4000%, 0.6206%, 5/13/21‡		700,000	700,839
International Business Machines Corp., 2.8500%, 5/13/22		10,740,000	11,098,428
Intuit, Inc., 0.6500%, 7/15/23		13,720,000	13,838,325
Oracle Corp., 2.5000%, 5/15/22		3,000,000	3,074,380
Oracle Corp., 2.5000%, 4/1/25		10,100,000	10,807,347

			130,497,823
Utilities - 5.0%
AGL Energy, Ltd., 5.0000%, 11/5/21	AUD	33,530,000	26,029,104
Ausgrid Finance Pty, Ltd., 3.8500%, 5/1/23 (144A)		$7,740,000	8,165,710
Ausgrid Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2200%, 1.2300%, 10/30/24‡	AUD	21,600,000	16,621,044
Ausgrid Finance Pty, Ltd., 3.7500%, 10/30/24		17,320,000	14,568,860
AusNet Services Holdings Pty, Ltd., 7.5000%, 4/1/21		8,500,000	6,596,722
AusNet Services Holdings Pty, Ltd., 5.3750%, 7/2/24		4,400,000	3,883,558

	Shares/ Principal Amounts		Value

Corporate Bonds - (continued)
Utilities - (continued)
Australian Gas Networks Vic 3 Pty, Ltd., 4.5000%, 12/17/21		$1,650,000	$1,310,220
Australian Gas Networks, Ltd., 90 Day Australian Bank Bill Rate + 0.4200%, 0.4300%, 7/1/26‡		3,000,000	2,196,148
Energy Partnership Gas Pty, Ltd., 3.6420%, 12/11/24		2,520,000	2,114,768
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 1.0400%, 8/29/22‡		4,750,000	3,663,270
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0400%, 1.0604%, 12/13/23‡		500,000	386,226
ETSA Utilities Finance Pty, Ltd., 3.5000%, 8/29/24		5,480,000	4,593,229
Florida Power & Light Co., ICE LIBOR USD 3 Month + 0.3800%, 0.5985%, 7/28/23‡		$9,400,000	9,400,385
Korea East-West Power Co., Ltd., 3.8750%, 7/19/23 (144A)		3,780,000	4,095,413
Korea East-West Power Co., Ltd., 1.7500%, 5/6/25		5,854,000	6,086,051
Korea Southern Power Co., Ltd., 90 Day Australian Bank Bill Rate + 0.9700%, 0.9800%, 10/30/24‡	AUD	1,500,000	1,160,624
Network Finance Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 1.2400%, 12/6/24‡		14,120,000	10,927,298
SGSP Australia Assets Pty, Ltd., 5.5000%, 3/12/21		2,500,000	1,928,643
SGSP Australia Assets Pty, Ltd., 3.3000%, 4/9/23		$13,000,000	13,665,132
United Energy Distribution Pty, Ltd., 90 Day Australian Bank Bill Rate + 0.9700%, 0.9910%, 2/7/23‡	AUD	3,000,000	2,317,416
United Energy Distribution Pty, Ltd., 3.8500%, 10/23/24		5,900,000	5,048,787
United Energy Distribution Pty, Ltd., 2.2000%, 10/29/26		2,700,000	2,195,478
Victoria Power Networks Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 0.2800%, 0.2900%, 1/15/22‡		2,200,000	1,683,647
Victoria Power Networks Finance Pty, Ltd., 4.0000%, 8/18/27		3,100,000	2,747,827

			151,385,560

Total Corporate Bonds (cost $2,151,021,980)			2,212,309,447

Mortgage-Backed Securities - 1.6%
Firstmac Mortgage Funding Trust No 4, 30 Day Australian Bank Bill Rate + 1.3000%, 1.3100%, 3/8/49‡		2,700,000	2,080,805
La Trobe Financial Capital Markets Trust, 30 Day Australian Bank Bill Rate + 1.9000%, 1.9100%, 1/12/49‡		4,459,191	3,420,402
La Trobe Financial Capital Markets Trust, 30 Day Australian Bank Bill Rate + 2.4000%, 2.4100%, 1/12/49‡		10,000,000	7,672,425
La Trobe Financial Capital Markets Trust, 30 Day Australian Bank Bill Rate + 2.9500%, 2.9600%, 1/14/49‡		891,597	684,984
La Trobe Financial Capital Markets Trust, 30 Day Australian Bank Bill Rate + 2.3500%, 2.3600%, 3/12/50‡		2,300,000	1,757,796
Liberty Series, 30 Day Australian Bank Bill Rate + 1.3500%, 1.3600%, 4/10/49‡		121,278	93,077
Liberty Series, 30 Day Australian Bank Bill Rate + 1.6500%, 1.6600%, 10/10/49‡		10,185,390	7,829,591
Liberty Series, 30 Day Australian Bank Bill Rate + 1.4500%, 1.4600%, 7/10/50‡		5,818,147	4,478,559
Liberty Series, 30 Day Australian Bank Bill Rate + 1.9000%, 1.9100%, 10/25/50‡		1,798,896	1,387,074
Pepper Residential Securities, 30 Day Australian Bank Bill Rate + 1.6500%, 1.6600%, 11/23/49‡		7,881,991	6,048,361
Pepper Residential Securities, 30 Day Australian Bank Bill Rate + 2.2500%, 2.2600%, 8/13/57‡		1,588,491	1,220,153
Pepper Residential Securities, 30 Day Australian Bank Bill Rate + 1.4000%, 1.4100%, 8/12/58‡		106,659	81,977
Pepper Residential Securities, ICE LIBOR USD 1 Month + 1.0000%, 1.1000%, 6/20/60 (144A)‡		$1,449,482	1,454,061
Pepper Residential Securities, 30 Day Australian Bank Bill Rate + 2.2500%, 2.2606%, 8/18/60‡	AUD	800,000	621,354
Pepper Residential Securities, ICE LIBOR USD 1 Month + 0.9000%, 1.0289%, 11/18/60 (144A)‡		$704,200	706,439
RedZed Trust Series, 30 Day Australian Bank Bill Rate + 2.4000%, 2.4100%, 3/9/50‡	AUD	9,000,000	6,891,696
RESIMAC Premier, ICE LIBOR USD 1 Month + 0.9500%, 1.0800%, 9/11/48 (144A)‡		$528,725	528,614
RESIMAC Premier, ICE LIBOR USD 1 Month + 0.8000%, 0.9300%, 11/10/49 (144A)‡		1,260,858	1,263,251

Total Mortgage-Backed Securities (cost $46,166,554)			48,220,619

	Shares/ Principal Amounts	Value

Foreign Government Bonds - 1.1%
South Korea - 1.1%
Export-Import Bank of Korea, ICE LIBOR USD 3 Month + 0.5750%, 0.8004%, 6/1/21‡	$13,532,000	$13,552,339
Korea Hydro & Nuclear Power Co., Ltd., 3.7500%, 7/25/23 (144A)	8,050,000	8,700,198
Korea National Oil Corp., 2.0000%, 10/24/21	4,746,000	4,801,491
Korea National Oil Corp., 0.8750%, 10/5/25 (144A)	6,500,000	6,511,531

Total Foreign Government Bonds (cost $32,998,226)		33,565,559

Investment Companies - 0.1%
Money Markets - 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.0300% (cost $2,928,803)∞	2,928,803	2,928,803

Commercial Paper - 25.3%
AutoNation, Inc., 0.2030%, 2/1/21 (Section 4(2))	30,000,000	29,999,065
Cabot Corp., 0.1620%, 2/1/21 (Section 4(2))	31,400,000	31,399,608
Centennial Energy Holdings, Inc., 0.2530%, 2/1/21 (Section 4(2))	14,800,000	14,799,815
CNPC Finance HK, Ltd., 0.4060%, 2/10/21 (Section 4(2))	29,500,000	29,497,158
Conagra Foods, Inc., 0.2230%, 2/1/21 (Section 4(2))	30,000,000	29,998,650
Conagra Foods, Inc., 0.2530%, 2/1/21 (Section 4(2))	40,500,000	40,498,177
Dow Chemical Co., 0.1830%, 2/5/21 (Section 4(2))	18,000,000	17,999,545
Edison International, 0.2530%, 2/2/21 (Section 4(2))	10,000,000	9,999,589
Edison International, 0.2430%, 2/5/21 (Section 4(2))	7,000,000	6,999,496
Edison International, 0.2530%, 2/5/21 (Section 4(2))	10,000,000	9,999,281
Edison International, 0.2640%, 2/5/21 (Section 4(2))	10,000,000	9,999,281
Edison International, 0.2640%, 2/12/21 (Section 4(2))	11,000,000	10,998,417
Enable Midstream Partners LP, 0.5480%, 2/5/21 (Section 4(2))	25,100,000	25,098,145
Enbridge US, Inc., 0.1930%, 2/1/21 (Section 4(2))	32,000,000	31,999,600
Energy Transfer Partners LP, 0.5580%, 2/1/21 (Section 4(2))	28,600,000	28,599,109
Fidelity National Information Services, Inc., 0.2540%, 2/2/21 (Section 4(2))	45,000,000	44,999,250
FMC Technologies, Inc., 0.5070%, 2/1/21 (Section 4(2))	40,700,000	40,698,036
FMC Technologies, Inc., 0.6080%, 2/10/21 (Section 4(2))	45,000,000	44,991,945
General Motors Financial Co., Inc., 0.3240%, 2/3/21 (Section 4(2))	23,500,000	23,498,933
General Motors Financial Co., Inc., 0.3240%, 2/3/21 (Section 4(2))	5,000,000	4,999,911
Glencore Funding LLC, 0.2540%, 2/9/21 (Section 4(2))	29,600,000	29,597,422
Harley-Davidson Financial Services, Inc., 0.2230%, 2/8/21 (Section 4(2))	13,500,000	13,499,006
Hitachi Capital America Corp., 0.2840%, 2/5/21 (Section 4(2))	18,500,000	18,499,532
Hyundai Capital America, 0.2030%, 2/11/21 (Section 4(2))	16,200,000	16,199,035
Jabil, Inc., 0.6080%, 2/1/21 (Section 4(2))	82,900,000	82,895,896
Jabil, Inc., 0.6590%, 2/1/21 (Section 4(2))	6,000,000	5,999,703
Plains Midstream Canada ULC, 0.5580%, 2/1/21 (Section 4(2))	29,000,000	28,998,913
Plains Midstream Canada ULC, 0.6590%, 2/1/21 (Section 4(2))	3,149,000	3,148,882
Southern California Edison Co., 0.2030%, 2/1/21 (Section 4(2))	10,000,000	9,999,883
Walgreens Boots Alliance, Inc., 0.2430%, 2/1/21 (Section 4(2))	30,000,000	29,999,550
Walgreens Boots Alliance, Inc., 0.1720%, 2/3/21 (Section 4(2))	25,000,000	24,999,375
WGL Holdings, Inc., 10.7100%, 1/8/21 (Section 4(2))	13,500,000	13,499,475
WGL Holdings, Inc., 0.3250%, 2/4/21 (Section 4(2))	6,900,000	6,899,839

Total Commercial Paper (cost $771,329,934)		771,309,522

Total Investments (total cost $3,004,445,497) - 100.7%		3,068,333,950

Liabilities, net of Cash, Receivables and Other Assets - (0.7%)		(21,714,481)

Net Assets - 100%		$3,046,619,469

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,915,969,420	62.4%
Australia	669,185,105	21.8
Canada	134,857,425	4.4
Japan	66,014,133	2.2
South Korea	49,736,146	1.6
Singapore	46,583,393	1.5
United Kingdom	44,934,479	1.5
China	32,893,880	1.1
Netherlands	32,155,513	1.0
Hong Kong	30,010,393	1.0
Finland	21,367,454	0.7
Cayman Islands	12,977,742	0.4
New Zealand	11,648,867	0.4
Total	$3,068,333,950	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount Sold/(Purchased)	USD Currency Amount Sold/(Purchased)	Market Value and Unrealized Appreciation (Depreciation)

Bank of America N.A.
Euro	2/19/21	2,390,000	$(2,840,283)	$(64,395)
Citibank N.A.
Canadian Dollar	2/19/21	30,820,000	(23,563,592)	(563,955)
Credit Suisse International
Australian Dollar	2/19/21	36,500,000	(27,039,273)	(968,188)
Goldman Sachs & Co.
New Zealand Dollar	2/19/21	10,030,000	(6,963,879)	(264,741)
J.P. Morgan Chase Bank
Australian Dollar	2/19/21	10,700,000	(8,279,970)	69,564
Australian Dollar	2/19/21	2,000,000	(1,548,228)	13,573
Australian Dollar	2/19/21	3,400,000	(2,529,223)	(79,692)
Australian Dollar	2/19/21	5,400,000	(3,980,259)	(163,311)
Australian Dollar	2/19/21	575,000,000	(420,541,775)	(20,671,652)
New Zealand Dollar	2/19/21	(10,030,000)	7,219,213	9,407
				(20,822,111)

Morgan Stanley & Co.
Australian Dollar	2/19/21	5,500,000	(4,277,927)	57,625
Australian Dollar	2/19/21	10,600,000	(8,185,527)	51,853
Australian Dollar	2/19/21	3,000,000	(2,329,500)	27,517
Australian Dollar	2/19/21	7,600,000	(5,586,035)	(245,656)
				(108,661)

Total				$(22,792,051)

Schedule of Futures Contracts
Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation (Depreciation)	Variation Margin Asset/(Liability)

Futures Bought:
2-Year U.S. Treasury Note	235	03/31/21	$51,929,492	$49,212	7,340
Euro-BTP	1,842	03/08/21	252,988,472	(460,215)	(237,611)

				(411,003)	(230,271)

Futures Sold:
10-Year U.S. Treasury Note	87	03/22/21	(11,921,719)	81,417	12,144
5-Year U.S. Treasury Note	2,645	03/31/21	(332,939,375)	(548,574)	(81,824)
Euro-Schatz	2,055	03/08/21	(280,420,307)	196,010	102,007

				(271,147)	32,327

Total				$ (682,150)	(197,944)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)

6 Month BBSW	0.7425% Fixed	Semi-Annually	6/10/25	117,800,000 AUD	$—	$163,000	$(18,324)
3 Month CDOR	0.7150% Fixed	Semi-Annually	7/14/23	256,300,000 CAD	—	142,898	(40,633)
3 Month CDOR	0.6910% Fixed	Semi-Annually	7/14/23	256,300,000 CAD	—	95,038	(40,624)
0.2160% Fixed	6 Month BBSW	Semi-Annually	7/24/23	135,500,000 AUD	—	(293,521)	(21,040)
6 Month BBSW	0.5560% Fixed	Semi-Annually	7/24/25	203,200,000 AUD	—	(424,734)	(31,467)
6 Month BBSW	0.6625% Fixed	Semi-Annually	8/06/26	280,300,000 AUD	—	(1,713,025)	(43,177)
3 Month CDOR	0.6700% Fixed	Semi-Annually	8/06/23	273,000,000 CAD	—	(3,071)	(43,249)
6 Month BBSW	0.6990% Fixed	Semi-Annually	10/15/26	270,000,000 AUD	—	(1,777,188)	(41,565)
6 Month BBSW	0.7920% Fixed	Semi-Annually	11/11/26	250,000,000 AUD	—	(1,392,647)	(38,537)

Total					$—	$(5,203,250)	$(318,616)

Average ending Monthly Market Value of Derivative Instruments During the Period Ended January 31, 2021

Derivative	Market Value
Forward foreign currency exchange contracts, purchased (a)	$2,409,540
Forward foreign currency exchange contracts, sold(a)	695,572,992
Futures contracts, purchased	223,052,519
Futures contracts, sold	393,427,812
Centrally Cleared Interest rate swaps, long	1,563,144,294
Centrally Cleared Interest rate swaps, short	1,566,293,299

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments and Other Information (unaudited)

BBSW	Bank Bill Swap Reference Rate (Australia)
CDOR	Canadian Dollar Offered Rate
ICE	Intercontinental Exchange
LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

∞	Rate reflects 7 day yield as of January 31, 2021.
Section 4(2)

Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the

Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended January 31, 2021 is

$771,309,522, which represents 25.3% of net assets.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2021 is $405,432,907 which represents 13.3% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2021.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Corporate Bonds	$—	$2,212,309,447	$—
Mortgage-Backed Securities	—	48,220,619	—
Foreign Government Bonds	—	33,565,559	—
Investment Companies	2,928,803	—	—
Commercial Paper	—	771,309,522	—

Total Investments in Securities	$2,928,803	$3,065,405,147	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$229,539	$—
Variation Margin Receivable on Futures Contracts	121,491	—	—

Total Other Financial Instruments	$121,491	$229,539	$—

Total Assets	$3,050,294	$3,065,634,686	$—

Liabilities Other Financial Instruments(a):
Forward Currency Contracts	$—	$23,021,590	$—
Variation Margin Payable on Swaps	—	318,616	—
Variation Margin Payable on Futures Contracts	319,435	—	—

Total Liabilities	$319,435	$23,340,206	$—

(a)

Other financial instruments include forward foreign currency exchange, futures and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.